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VIA EDGAR AND HAND DELIVERY

Sonia Gupta Barros

Special Counsel

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Excel Trust, Inc.
Registration Statement on Form S-11
Filed December 24, 2009
SEC File No. 333-164031

Dear Ms. Gupta Barros:

We are in receipt of the Staff’s letter dated January 20, 2010 with respect to the above-referenced Registration Statement on Form S-11 (as it may be amended or supplemented, the “S-11” or the “Registration Statement”). We are responding to the Staff’s comments on behalf of Excel Trust, Inc. (“Excel” or the “Company”) as set forth below. Simultaneously with the filing of this letter, Excel is submitting (by EDGAR) Amendment No. 1 to the Registration Statement on Form S-11/A (the “S-11/A”), responding to the Staff’s comments. Courtesy copies of this letter and the S-11/A (specifically marked to show the changes thereto) are being submitted to the Staff by hand delivery.

Excel’s responses set forth in this letter are numbered to correspond to the numbered comments in the Staff’s letter. All terms used but not defined herein have the meanings assigned to such terms in the S-11/A. For ease of reference, we have set forth the Staff’s comments and Excel’s response for each item below. Page numbers referenced in Excel’s responses refer to page numbers in the marked copy of the S-11/A furnished supplementally to the Staff.

In preparing this response letter, we and the Company have tried to thoroughly explain both the reasons behind the responses and the revisions made to the S-11. We hope this will facilitate your review of the amended filing.

March 4, 2010

General

1. Please revise to fill in all blanks in your next amendment except for pricing information. Also file your remaining exhibits in order to allow the staff sufficient time to review those documents. In this regard, please understand that failure to fill in these terms of the offering or file these exhibits may delay clearance to the extent that we have comments on your revisions.

Excel Response: The Company has filled in as many blanks, and filed as many exhibits, as possible at this time. The Company is working to finalize the remaining information and exhibits and acknowledges that the failure to timely complete these items may delay clearance of the Registration Statement.

2. We note that you intend to elect to be taxed as a REIT and that you have only identified assets to acquire with a limited amount of the net proceeds of this offering. Since you have yet to identify a significant amount of the properties you intend to acquire, your offering appears to constitute a “blind-pool” offering. Accordingly, as applicable, please provide the disclosures required by Industry Guide 5 or advise us why this is not appropriate. See Securities Act Release 33-6900 (June 17, 1991). In particular, please provide us with an analysis regarding why prior performance information is not applicable to you.

Excel Response: The Company notes that Industry Guide 5 (“Guide 5”) is tailored for registration statements relating to interests in real estate limited partnerships, in particular those that use third-party advisors or managers. The Company is a Maryland corporation that intends to elect to be treated as a real estate investment trust (“REIT”) for U.S. federal income tax purposes. Furthermore, as described in the Registration Statement, the Company is vertically integrated, self-administered and self-managed, meaning that the executive officers and directors of the Company will manage the business and affairs of the Company without the involvement of a third-party advisor or manager. While Guide 5 by its terms applies only to real estate limited partnerships, the Company acknowledges that Securities Act Release No. 33-6900 (June 17, 1991) (“Release 33-6900”) provides that the requirements of Guide 5 “should be considered, as appropriate, in the preparation of registration statements for real estate investment trusts.” As described below, the Company has included in the S-11/A the disclosure required by Guide 5 to the extent that it believes that Guide 5 is applicable, appropriate and would be helpful to potential investors, while avoiding disclosure that would be confusing or potentially misleading to investors. The Company believes that it has met the standard articulated in Release 33-6900 by providing “clear, comprehensible and complete information regarding the issuer, security offering transaction and the risks of the investment.”

The requirements of the following items of Guide 5, to the extent applicable, are contained in the Registration Statement:

•	Item 1. Cover Page. The Company believes that it has provided the relevant information called for by this item. See the cover page of the prospectus.

March 4, 2010

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Item 2. Suitability Standards. The Company believes that its disclosure as to the risks and uncertainties associated with an investment in the offering fully comply with federal securities laws, and, therefore, that the Registration Statement should not also include statements related to suitability standards.

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Item 3. Summary of the Partnership and Use of Proceeds. The Company believes that it has provided the relevant information called for by this item. See “Prospectus Summary” on page 1; “Use of Proceeds” on page 47 and “Distribution Policy” on page 50.

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Item 4. Compensation and Fees to the General Partner and Affiliates. As noted above, there will be no payments to a third-party advisor or manager, and the executive officers and directors of the Company will be compensated through salary, bonuses, director fees and equity awards, rather than through management fees, commissions or other arrangements common to syndicated real estate limited partnerships. The Company believes that it has provided the relevant information called for by this item. See “Prospectus Summary — Structure and Formation of Our Company — Benefits to Related Parties” on page 12; “Management — Compensation Discussion and Analysis” on page 125; “— Employment Agreements” on page 127 and “Certain Relationships and Related Transactions” on page 139.

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Item 5. Conflicts of Interest. The Company believes that it has provided the relevant information called for by this item. See “Prospectus Summary — Structure and Formation of Our Company — Conflicts of Interest” on page 14; “Risk Factors — Risks Related to Our Organizational Structure — Conflicts of interest could result in our management acting other than in our stockholders’ best interests.” on page 32; “Policies With Respect to Certain Activities — Conflict of Interest Policies” on page 137; “— Interested Director and Officer Transactions” on page 137; “Certain Relationships and Related Transactions — Formation Transactions and Contribution and Acquisition of Properties” on page 139; “— Contribution Agreements” on page 141 and “— Conflicts of Interest” on page 142.

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Item 6. Fiduciary Responsibility of the General Partner. The Company believes that it has provided the relevant information called for by this item. See “Management — Limitation of Liability and Indemnification” on page 133; “— Indemnification Agreements” on page 134 and “Description of the Partnership Agreement of Excel Trust, L.P. — Fiduciary Responsibilities” on page 149.

•	Item 7. Risk Factors. The Company believes that it has provided the relevant information called for by this item. See “Risk Factors” on page 21.

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Item 8. Prior Performance of the General Partner and Affiliates. The Company believes that it has provided the relevant information called for by this item. See “Business and Properties — Management History and Experience” on page 97 and “— Shareholder Total Return” on page 99.

Although not defined in Guide 5, in the Releases that accompanied the adoption of, and revisions to, Guide 5 (which was originally adopted as Guide 60), the

March 4, 2010

Commission has discussed what it meant by the term “program” as used in Guide 5. In Release No. 34-18161 (October 7, 1981), for example, the Commission makes clear that a “program” is a three-phase investment fund or a syndication involving (i) an offering or organization phase in which “the sponsor (who also serves as promoter and, later, general partner) organizes and registers the offering”; (ii) a second “operational phase of the program [which] commences with the acquisition of properties”; and (iii) a third phase in which “depending on the investment objectives of the program, the program is ‘completed’ as the partnerships are liquidated and wound down.” In addition, the “track record” information called for by Item 8 of Guide 5 and the accompanying Appendices reinforces this view of the Commission relating to what Guide 5 means when it calls for “track record information of ‘programs’ sponsored by the General Partner and its affiliates.”

Item 8 of Guide 5 requires disclosure, in narrative summary format, of the sponsor’s public and nonpublic programs in the last ten years that have invested primarily in real estate. We understand that the Staff has taken the position that a publicly traded REIT falls within the definition of a “program” for Guide 5 purposes. Excel will represent Gary Sabin and the senior management team’s fifth U.S. publicly listed company focused on retail real estate. The four previous companies with which the Company’s senior management team were involved, and their dates of involvement, are:

•	Excel Realty Trust, Inc. (1989—September 1998)

•	New Plan Excel Realty Trust, Inc. (September 1998—April 1999)

•	Excel Legacy Corporation (March 1998—September 2001)

•	Price Legacy Corporation (September 2001—October 2003)

Since leaving Price Legacy Corporation in October 2003, the members of the Company’s senior management team have not worked for a public company or otherwise sponsored a “program” within the meaning of Guide 5. In October 2003, the Company’s senior management team formed Excel Realty Holdings, LLC, which has selectively acquired and/or developed properties on its own behalf. Substantially all real estate related activity of Excel Realty Holdings has been financed and conducted by Mr. Sabin as principal.

As required by Item 8(A) of Guide 5, the Company has provided narrative disclosure of this experience in “Business and Properties — Management History and Experience” on page 97 and the Shareholder Total Return table on page 99. Among other things, the narrative disclosure in that section and the Shareholder Total Return table identifies each of the public companies with which the Company’s senior management team has been involved, the total amount of equity raised from investors and information with respect to property holdings for those companies. In addition, the Company has added disclosure in the S-11/A regarding certain adverse business developments, as more fully described in the Company’s responses to Comments 14 and 39.

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The Company has chosen to present prior performance and shareholder return information for Excel Legacy Corporation and Price Legacy Corporation on a combined basis over a continuous period of time. Excel Legacy Corporation merged with Price Enterprises, Inc. to form Price Legacy Corporation in September 2001. While the merger was completed in September 2001, Excel Legacy Corporation purchased approximately 91% of the common stock of Price Enterprises in May 1999. In addition to acquiring substantially all of the economic control of Price Enterprises in May 1999, the management team of Excel Legacy Corporation also took over the day-to-day and strategic management of Price Enterprises at that time. The purpose of the merger, which was announced in March 2001 and closed in September 2001, was to simplify the capital structure and economic ownership of the two companies. The Excel Legacy Corporation management team believed that consolidating the entities would enable investors to more easily value the combined entity. As such, the Company believes that the merger could be characterized as a recapitalization, because operational control of Excel Legacy Corporation and Price Enterprises did not materially change in connection with the merger in September 2001.

Mr. Sabin and the Company’s senior management team controlled the management of Excel Legacy Corporation from March 1998 through the merger, took control over the day-to-day and strategic management of Price Enterprises in May 1999, and continued to direct the management of the combined company, Price Legacy Corporation, following the merger in September 2001. The Company believes that because of the continuity of the management team and assets of Excel Legacy Corporation following the merger, the presentation of prior performance and shareholder return information for Excel Legacy Corporation and Price Legacy Corporation on a combined basis provides investors with the most accurate and meaningful understanding of the management team’s experience and performance with these companies. In addition, if the Company were to present shareholder return information for each of these companies separately, it would have to make certain assumptions regarding the entry and exit of investors into and from these companies, as well as the fair market value of the shares of the companies at those times. For example, the Company would have to (1) in the case of Excel Legacy Corporation, assume that all investors exited their investment in that company at the time of the merger, (2) in the case of Price Legacy Corporation, assume that all investors first invested in that company at the time of the merger and (3) make assumptions regarding the fair market value of the shares of the companies at the time of the merger. The Company believes that a substantial majority of the investors in Excel Legacy Corporation maintained their investment following the merger and that it would be inappropriate to assume otherwise. For this reason and the reasons discussed above, including the unique fact pattern of control well in advance of the merger, the Company believes that providing prior performance and shareholder return information for Excel Legacy Corporation and Price Legacy Corporation on a combined basis over a continuous period of time provides investors with the most accurate and meaningful understanding of the senior management team’s experience and performance with these companies.

The Company believes that, in the context of a blind-pool offering, prior performance information should be included when the performance information can be

March 4, 2010

appropriately tied and credited to the senior management team involved in the offering. In the case of New Plan Excel Realty Trust, the Company’s senior management team served as only part of the management team of the combined entity and was not in control of the combined entity. For example, following the merger of Excel Realty Trust and New Plan Realty Trust, Mr. Sabin stepped down as CEO and served as President of the combined company and did not possess the ultimate decision making authority. For this reason, the Company believes that it would be inappropriate to include prior performance and shareholder return information for New Plan Excel Realty Trust. Item II.B.3.b of Release 33-6900, which discusses prior performance, provides that “the general partner is required to discuss the ‘track record’ or prior performance of other programs sponsored by the general partner.” Whereas a general partner typically controls and has decision making authority for a partnership, the Company’s senior management team did not control or possess the ultimate decision making authority for New Plan Excel Realty Trust. Therefore, the Company does not believe that the presentation of prior performance information for its senior management team with respect to New Plan Excel Realty Trust would be appropriate. In addition, the involvement of the Company’s senior management team with New Plan Excel Realty Trust falls outside of the ten year window specified by Item 8(A) of Guide 5, and therefore the Company believes that the inclusion of prior performance information for this company is not required by Guide 5.

The Company notes that it has not provided the undertaking specified in Item 8(A)(3) regarding the provision of prior annual reports or the summary of acquisitions of properties specified in Item 8(A)(4), as the Company’s senior management team did not sponsor any programs within the previous two or three year periods, respectively. In addition, Item 8(B) of Guide 5 calls for the provision of certain prior performance tables. The instructions to those tables require the disclosure of “program” information for periods covering the previous three years (Tables I, II, V and VI) or five years (Tables III and IV). As described above, the Company’s senior management team left Price Legacy Corporation in October 2003 and subsequently formed Excel Realty Holdings. As Excel Realty Holdings has selectively acquired and/or developed properties on its own behalf, and substantially all real estate related activity of Excel Realty Holdings was financed and conducted by Mr. Sabin as principal, the Company believes that no prior performance tables are required as no “programs” have been conducted by the Company’s senior management team during the previous five years.

•

Item 9. Management. The Company believes that it has provided the relevant information called for by this item. See “Business and Properties — Management History and Experience” on page 97 and “Management” on page 121.

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Item 10. Investment Objectives and Policies. The Company believes that it has provided the relevant information called for by this item. See “Prospectus Summary—Our Business Objective and Growth Strategies” on page 4; “Business and Properties —Overview” on page 91; “— Our Business Objective and Growth Strategies” on page 94; “— Investment Process” on page 101; “Policies With Respect to Certain Activities — Investment Policies” on page 135; “— Dispositions” on page 136 and “Financing Policies” on page 136.

March 4, 2010

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Item 11. Description or Real Estate Investments. The Company believes that it has provided the relevant information called for by this item. See “Prospectus Summary — Our Properties” on page 8; “Risk Factors — Risks Related to Our Properties, Our Business and Our Growth Strategy” on page 21; “Risk Factors — Risks Related to the Real Estate Industry” on page 27; “Use of Proceeds” on page 47; “Business and Properties — Our Properties” on page 102; “— Operating Properties” on page 103; “— Non-Operating Properties” on page 112 and “— Regulation” on page 117.

•	Item 12. Federal Taxes. The Company believes that it has provided the relevant information called for by this item. See “Material United States Federal Income Tax Considerations” on page 162.

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Item 13. Glossary. The Company believes that its disclosure throughout the Registration Statement is either not susceptible to varying methods of computation, is non-technical in nature or contains adequate descriptions of any technical or industry terms, and therefore, the requirements of Item 13 are not applicable.

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Item 14. Summary of Partnership Agreement. The Company believes that it has provided the relevant information called for by this item. See “Description of the Partnership Agreement of Excel Trust, L.P.” on page 145 and “Certain Provisions of Maryland Law and of Our Charter and Bylaws” on page 155.

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Item 15. Reports to Limited Partners. The Company believes that it has provided the relevant information called for by this item. See “Policies With Respect to Certain Activities — Policies with Respect to Other Activities” on page 138 and “Where You Can Find More Information” on page 186.

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Item 16. The Offering — Description of the Units. The Company believes that it has provided the relevant information called for by this item. See “Prospectus Summary — Restrictions on Ownership and Transfer of Our Capital Stock” on page 15; “Description of Securities” on page 151 and “Restrictions on Ownership and Transfer” on page 153.

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Item 17. Redemption, Repurchase and Right of Presentment Agreements. Shares of the Company’s common stock are not subject to redemption or repurchase by the Company. To the extent that Item 17 can be interpreted to relate to the provisions in its charter that allow shares to be automatically transferred to a trust in the case of a violation of the Company’s ownership restrictions, which are intended to preserve the Company’s ability to qualify as a REIT, the Company believes that it has provided the relevant information called for by this item. See “Restrictions on Ownership and Transfer” on page 153.

•	Item 18. Plan of Distribution. The Company believes that it has provided the relevant information called for by this item. See “Underwriting” on page 182.

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Item 19. Summary of Promotional and Sales Material. Sales will be made pursuant to a preliminary prospectus contained in the Registration Statement and a final prospectus. The Company does not intend to otherwise use any “sales material” within the meaning of Item 19.

March 4, 2010

•	Item 20. Undertakings. The Company believes that it has provided the relevant information called for by this item. See “Undertakings” in Part II of the Registration Statement on page II-6.

3. Please note that where we provide examples to illustrate what we mean by our comments, they are examples and not complete lists. If our comments are applicable to portions of the filing that we have not cited as examples, please make the appropriate changes in accordance with our comments.

Excel Response: The Company has revised the applicable portions of the S-11/A in accordance with the Staff’s examples.

4. Please provide us with marked copies of any study or report that you cite or on which you rely. Confirm that the industry reports or studies on which you rely were not prepared for you and that you did not compensate the party that prepared these reports or studies. Alternatively, please file the expert’s consent as an exhibit to the registration statement.

Excel Response: The Company will provide to the Staff on a supplemental basis marked copies of the relevant portions of the third-party reports underlying the charts and industry data contained in the S-11/A. The Company confirms that such reports were not prepared specifically for the Company in connection with the offering and that the information in such reports is generally available to the public, subscribers or other purchasers and that the Company purchased these pre-existing reports, and the right to include information from such reports in the Registration Statement, from third-party preparers.

5. We note your use of factual assertions throughout the prospectus. The basis for your comparative factual assertions and for your management’s beliefs must be clear from the text of the prospectus or supporting documentation must be provided to us. Please revise your disclosure to address our concerns, or advise us as necessary. In providing support, clearly mark the location of the information you believe is supportive of the statement referenced. By way of example only, we note the following factual assertions:

Excel Response: The Company has revised the S-11 in accordance with the Staff’s comment. In particular, with respect to the items you specifically noted, the Company responds as follows:

•	“our target property types, which are anchored by necessity and value oriented retailers, have fared better than other retail property types in terms of operating fundamentals”, page 2;

The Company refers the Staff to the charts on pages 74 and 75 of the S-11/A under the caption “Retail Industry Overview — Current and Historical Trends” that set forth the support and source of the foregoing statement. The Company will provide to the Staff on a supplemental basis marked copies of the relevant portions of the third-party reports supporting the foregoing statement.

March 4, 2010

•	“the Northeast, Northwest and Sunbelt regions, which are characterized by attractive demographic and property fundamental trends”, page 4

The Company refers the Staff to the chart on page 96 of the S-11/A under the caption “Business and Properties — Our Business Objective and Growth Strategies” that sets forth the support and source of the foregoing information. The Company will provide to the Staff on a supplemental basis marked copies of the relevant portions of the third-party reports supporting the foregoing statement.

•	“Consumer spending on goods offered by such retailers does not experience significant fluctuations”, page 69; and

The Company refers the Staff to the chart on page 74 of the S-11/A under the caption “Retail Industry Overview — Current and Historical Trends” that sets forth the support and source of the foregoing statement. The Company will provide to the Staff on a supplemental basis marked copies of the relevant portions of the third-party reports supporting the foregoing statement.

•	“We believe that retail sales growth typically precedes job growth by approximately six months and a turn in property fundamentals by approximately twelve months”, page 71.

The Company will provide to the Staff on a supplemental basis marked copies of the relevant portions of the third-party reports supporting the foregoing statement.

6. We refer to your use of certain industry terms throughout the prospectus, including on the prospectus cover page and in the prospectus summary. You do not, however, provide a definition of such terms until much later in the prospectus. If you must use some industry terms, please attempt to define the terms in plain English where first used. By way of example only, we refer to:

•	“community” and “power” centers on page 1,

•	“key retail corridors” on page 1,

•	“Class A” and “Class B” properties on pages 2 and 87,

•	“necessity” and “value oriented” retailers on page 2,

•	“triple net-leases” and “in-line tenants” on page 4,

•	“outparcels” on page 5, and

•	“category killers” on page 91.

March 4, 2010

Excel Response: The Company has revised the S-11 in accordance with the Staff’s comment by either replacing the industry terms used or by including plain English definitions for such industry terms. For example, please see the definitions added for the items you specifically noted under the caption “Prospectus Summary” on pages 1, 2, 3, 5 and 6. Please note that definitions for “community” and “power” centers and other types of properties are provided on page 5. The Company believes that although these terms are used prior to page 5, defining all such terms together under a bullet labeled “Property Type” is more useful to a prospective investor.

7. Please tell us where you have provided the information required by Item 25 of Form S-11.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. Please see the revision in the S-11/A under the caption “Policies With Respect To Certain Activities — Conflict of Interest Policies” on page 137, which provides that “Our code of business conduct and ethics will state that a conflict of interest exists when a person’s private interest interferes with our interest. For example, a conflict of interest will arise when any of our employees, officers or directors or any immediate family member of such employee, officer or director, receives improper personal benefits as a result of his or her position in or with us. Our code of business conduct and ethics will also limit our officers, employees and directors from engaging in any activity that is competitive with the business activities and operations of our company, except as disclosed in this prospectus.” In addition to the above, information required by Item 25 of Form S-11 with respect to transactions where a director or officer has a pecuniary interest is also discussed under the caption “— Interested Director and Officer Transactions” on page 137.

8. We note your reference throughout the prospectus that upon completion of this offering you “will” own nine properties. Your disclosure on page 19, however, explains that the completion of these properties acquisitions is subject to various conditions. Please revise your disclosure throughout the prospectus to clarify that you “expect” or “may” purchase these properties.

Excel Response: The Company has revised the S-11 in accordance with the Staff’s comment. The disclosure throughout the S-11/A now states that upon completion of the offering the Company “expects to” own certain properties. For a sample of such revisions, please see the changes under the caption “Prospectus Summary —” on pages 1, 3, 5, 6, 8, 9 and 13.

Prospectus Cover Page

9. Please remove your reference to “joint book running managers.” You may describe the relationship between the underwriters in the “Underwriting” section of the prospectus.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment by removing the reference to “joint book running managers” from the cover page. The relationship between the underwriters is described in the “Underwriting” section of the prospectus on page 182.

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10. Please clarify on the cover page and on page 5 that the contribution agreements are with your officers and directors.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment by adding clarification on the cover page and on pages 6, 10, 23 and 139 that the majority of the contribution agreements are with the Company’s directors and officers. In addition, the Company notes that descriptions of the contribution of these properties and the benefits to be received by the directors and officers of the Company are disclosed under the captions “Prospectus Summary — Structure and Formation of Our Company — Formation Transactions and Contribution and Acquisition of Properties” on page 9, “— Benefits to Related Parties” on page 12, and under the caption “Certain Relationships and Related Transactions” on page 139.

Prospectus Summary, page 1

11. Please clearly identify your promoters in this section. Please refer to Item 11(d) of Form S-11.

Excel Response: The Company has revised the S-11 in accordance with the Staff’s comment. On pages 121 and 122, under the caption “Management — Executive Officers and Directors,” the Company has added a sentence to each of the biographies of Messrs. Sabin, Plumb, Nakagawa, Burton and Ottesen indicating that each may be deemed a promoter of the Company. Their positions and offices with the Company are also noted in their biographies. The Company respectfully submits that these disclosures now comply with Item 11(d) of Form S-11.

12. We note that you are negotiating potential property acquisitions. Please update the disclosure to discuss the status of these negotiations.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. Throughout the S-11/A, the Company has included disclosure regarding the properties that it has agreed to acquire subsequent to the initial filing of the Registration Statement. For example, see “Prospectus Summary — Our Properties” on page 8, “Business and Properties — Our Properties — Operating Properties — Acquisition Properties” on page 107 and “Business and Properties — Our Properties — Non-Operating Properties” on page 112. The Company will continue to update its disclosure in future amendments to reflect any additional properties that it agrees to acquire. The Company has also provided additional updates with respect to its acquisition pipeline as more fully discussed in Comment 34.

13. We refer to your disclosure that your senior managers have worked with Mr. Sabin for an average of 17 years. Please do not average the experience of your executive officers. Please revise your disclosure here and elsewhere throughout the prospectus.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. On pages 2 and 91, the Company has disclosed the time period during which each member of senior

March 4, 2010

management has worked with Mr. Sabin. On pages 3, 93 and 99, the Company has disclosed that Mr. Sabin has worked with each member of the Company’s senior management team for a minimum of twelve years.

14. We note your disclosure here and elsewhere in the prospectus regarding the lengthy retail real estate experience of your executive officers and demonstrated track record and your reputation as a preferred counterparty. Please balance this disclosure, as appropriate, with a discussion of any major adverse business developments with respect to prior real estate companies with which your executive officers have been involved.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment under the captions “Business and Properties — Our Competitive Advantages” on page 93 and “— Management History and Experience” on page 97 with respect to challenges faced by the Company’s senior management team as a result the effects of the severe industry downturn during the period following September 11, 2001. Disclosure regarding sales of certain properties at a loss and the fact that certain investors in the senior management team’s public companies may not have achieved a positive return on their investments has also been provided under the caption “— Management History and Experience” on page 97.

15. We refer to your statement on page 2, and repeated on pages 86 and 89, that “retail sales recorded average year-over-year growth rates of 6.4%, 6.4% and 5.1% during the three years following the recessions of 1982, 1990 and 2001, respectively.” Please include a statement that there is no guarantee that comparable growth rates will materialize in the coming years.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. Pages 3, 89 and 92 now each contain a statement that there is no guarantee that comparable growth rates will occur in the future.

16. We note your statement that your “vertically integrated real estate platform includes in-house capabilities in the areas of asset underwriting, leasing, property management, legal and construction management.” We also note your disclosure that you currently have only 20 employees. Please explain how your have developed this platform with your limited number of employees.

Excel Response: The Company has developed its vertically integrated platform, despite having only 20 employees, through the expertise, experience and cohesiveness of its senior management team. Each of the Company’s officers has expertise and experience in their fields as detailed in their biographies disclosed under the caption “Management — Executive Officers and Directors” on page 121. In addition, as discussed on pages 3, 93 and 99, Mr. Sabin has worked with each member of the Company’s senior management team for a minimum of twelve years. Further, many of the employees reporting to the officers have extensive experience in their functions and have worked with the Company’s senior management team for many years. As discussed on page 93, as a result of such expertise, experience and cohesiveness, the Company has been able to develop its vertically integrated real estate platform with a limited number of employees. Future growth, however, will require the Company to hire additional property

March 4, 2010

managers, leasing personnel and accounting staff. Under the caption “Business and Properties — Employees” on page 120, the Company has disclosed that in the next 12 to 24 months staffing levels will increase to approximately 25 to 30 employees.

17. We refer to your statement on page 4 and elsewhere in the prospectus that you have no “legacy issues.” Please define what you mean by “legacy issues” and clarify, if true, that you intend to leverage your investments.

Excel Response: The Company has revised its disclosure on pages 4 and 94 to explain that legacy issues are challenges from the recent economic downturn and include significant declines in cash flows, excessive leverage with near-term maturities and funding requirements for joint venture partnerships. The Company has also revised its disclosure on those pages to state that the Company may selectively leverage its assets to make future investments.

18. We note that you intend to acquire properties with “triple-net leases.” Please balance your discussion with the disadvantages associated with these types of leases, such as lower rent and greater likelihood of property damage if tenant cannot maintain the property. Consider expanding your risk factor disclosure as well.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. The Company has revised its disclosure on pages 5 and 95 to remove the assertion that triple-net leases minimize operating risk. In addition, the Company has revised the risk factors under the subheadings “Inflation may adversely affect…” on page 26, “Failure by any major tenant to make rental payments…” on page 26 and “Illiquidity of real estate investments…” on page 29 to demonstrate the risks of triple-net and bond leases.

19. Where you first refer to the “contributors” in the prospectus, please clarify that the contributors are your officers and directors.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. On the cover page and on pages 6, 10, 23 and 139, the Company has included disclosure that the majority of the contribution agreements are with the Company’s directors and officers. In addition, descriptions of the contribution of properties and the benefits to be received by the directors and officers of the Company are disclosed under the captions “Prospectus Summary — Structure and Formation of Our Company — Formation Transactions and Contribution and Acquisition of Properties” on page 9, “— Benefits to Related Parties” on page 12, and under the caption “Certain Relationships and Related Transactions” on page 139.

20. Please disclose the amount of time your management team will be expected to devote to their “outside business interests.” Please also disclose if any of such “outside business interests” will compete for your target property types.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. The Company has revised the disclosure under the caption “Business and Properties — Excluded Properties” on page 115 to state that certain directors and executive officers have entered into employment agreements pursuant to which they will be required to devote substantially all of their time to the affairs of the Company. The revised disclosure also states that except as to the

March 4, 2010

ownership and management of the excluded properties listed in that section, the directors and executive officers will be limited by our code of business conduct and ethics from engaging in any activity that is competitive with the business activities and operations of the Company.

21. Please confirm to us that the shares of your common stock and operating partnership units offered and to be sold to the contributors are pursuant to valid private placements. Please also provide us with a detailed analysis regarding why the concurrent private placements should not be integrated into your current public offering. Please see Securities Act Release No. 8828 (Aug. 10, 2007).

Excel Response: The Company confirms that the offer and sale of shares of common stock and operating partnership units to the contributors (collectively, the “Contributors”) in exchange for their interests in the contribution properties identified in the Registration Statement are pursuant to valid private placements under Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Each of the Contributors receiving shares of common stock or operating partnership units is an officer of the Company, or an affiliate of an officer, and has made representations to the Company regarding his or its (1) investment intent, (2) knowledge, sophistication and experience in business and financial matters and (3) status as an accredited investor.

Rule 152 promulgated under the Securities Act (“Rule 152”) applies as a safe harbor for the private placements of shares of common stock and operating partnership units to the Contributors. Rule 152 essentially provides that “the filing of a registration statement following an offering otherwise exempt under Section 4(2) does not vitiate the exemption under Section 4(2).” See Division of Corporation Finance no-action letter to Verticom, Inc. (February 12, 1986). Consistent with this rule, each Contributor irrevocably committed to the transfer of his or its interests in the contribution properties by executing a definitive contribution agreement prior to the initial filing of the Registration Statement. As further explained in the interpretive guidance provided by the Commission in Revisions of Limited Offering Exemptions in Regulation D, Release No. 33-8828 (Aug. 3, 2007) (“Release 33-8828”), “a company’s contemplation of filing a Securities Act registration statement for a public offering at the same time that it is conducting a Section 4(2)-exempt private placement would not cause the Section 4(2) exemption to be unavailable for that private placement.” See Release 33-8828, page 54. As a result, the private placements of shares of common stock and operating partnership units to the Contributors, which were completed at the time of execution of the contribution agreements and prior to the initial filing of the Registration Statement, should not be integrated with the Company’s subsequent public offering in accordance with the safe harbor afforded by Rule 152.

In addition to the foregoing, the private placements of shares of common stock and operating partnership units to the Contributors should not be integrated with the public offering even if they were deemed to be made concurrently. The Commission’s guidance in Release 33-8828 sets forth a framework for analyzing potential integration issues in the specific situation of concurrent private and public offerings. In Release 33-8828, the Commission confirmed its position that the filing of a registration statement does not, in itself, eliminate a company’s ability to engage in a concurrent private offering, whether it is commenced before or after the filing of the registration statement. Specifically, Release 33-8828 provides that:

March 4, 2010

“…the determination as to whether the filing of the registration statement should be considered to be a general solicitation or general advertising that would affect the availability of a Section 4(2) exemption for such a concurrent unregistered offering should be based on a consideration of whether the investors in the private placement were solicited by the registration statement or through some other means that would otherwise not foreclose the availability of the Section 4(2) exemption. This analysis should not focus exclusively on the nature of the investors, such as whether they are ‘qualified institutional buyers’…or institutional accredited investors, or the number of such investors participating in the offering; instead, companies and their counsel should analyze whether the offering is exempt under Section 4(2) on its own, including whether securities were offered and sold to the private placement investors through the means of a general solicitation in the form of the registration statement…[I]f the prospective private placement investor became interested in the concurrent private placement through some means other than the registration statement that did not involve a general solicitation and otherwise was consistent with Section 4(2), such as through a substantive, pre-existing relationship with the company…, then the prior filing of the registration statement generally would not impact the potential availability of the Section 4(2) exemption for that private placement and the private placement could be conducted while the registration statement for the public offering was on file with the Commission.” See Release 33-8828, pages 55-56.

The interpretive guidance provided in Release 33-8828 was subsequently confirmed by the Staff in the Commission’s Compliance and Disclosure Interpretations—Securities Act Sections, Question 139.25 (the “CDI”). In the CDI, the Staff confirmed that, under appropriate circumstances, there can be a side-by-side private offering, under Securities Act Section 4(2) or the Securities Act Rule 506 safe harbor, with a registered public offering without having to limit the private offering to qualified institutional buyers and two or three additional large institutional accredited investors, as stated in the Black Box Incorporated (June 26, 1990) and Squadron, Ellenoff (February 28, 1992) no-action letters issued by the Division of Corporation Finance.

Based on the guidance set forth in Release 33-8828, the Company believes that the Section 4(2) exemption is available for the private placements because the shares of common stock and operating partnership units were not offered to the Contributors by means of a general solicitation, whether in the form of the Registration Statement or otherwise. The Company has a substantive, pre-existing relationship with each of the Contributors receiving shares of common stock or operating partnership units as each is a key officer of the Company or an affiliate of a key officer, as noted above. Further, each Contributor executed a definitive contribution agreement prior to the initial filing of the Registration Statement. Accordingly, the Company cannot be said to have identified or contacted the Contributors through a general solicitation by means of the Registration Statement or otherwise.

As a result of the foregoing, based upon Rule 152 and the interpretive guidance provided in Release 33-8828, the Company believes that the private placements are exempt under Section 4(2) of the Securities Act and should not be integrated with the Company’s current public offering.

March 4, 2010

Risk Factors, page 19

22. We refer to the risk factors discussed under the following two subheadings: “We may be unable to acquire, develop or operate new properties successfully...,” on page 21, and “Our performance and the value of our shares of common stock...,” on page 26. Many of the bulleted items appear to present separate risks. To the extent that any of the risks disclosed in the bulleted lists are significant enough to warrant separate risk factors, please revise accordingly.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. The Company has reviewed the bulleted lists in the risk factor under the subheading “We may be unable to identify, acquire, develop or operate properties successfully…” on page 24 and has added a separate risk factor regarding expected financial results of acquired or developed properties under the subheading “We may fail to obtain the financial results…” on page 24. In addition, certain other bulleted items that the Company believes are significant are discussed in the risk factors under the subheadings “Our planned property acquisitions are subject to due diligence…” on page 21 and “The assets we acquire in connection with our formation transactions may be subject to unknown liabilities…” on page 27. The Company believes that the other items in the bulleted list are not significant enough to warrant separate risk factors, but are a helpful summary for investors to understand the general risks of acquiring, developing or operating properties successfully.

The Company has reviewed the bulleted list in the risk factor under the subheading “Our performance and the value of our shares of common stock…” in the S-11. The majority of the bullet points in this risk factor are repetitive of other risk factors already included in the S-11/A, including, for example, the risk factors under the headings “Significant competition may decrease or prevent increases in our properties’ occupancy…” on page 27, “The decrease in demand for retail space…” on page 22, “Failure by any major tenant to make rental payments to us…” on page 26, “Illiquidity of real estate investments…” on page 29, “Increases in interest rates…” on page 38 and “Current challenging economic conditions facing us and our tenants…” on page 22. In addition, the Company has added a new risk factor under the subheading “We may be unable to secure funds for future tenant or other capital improvements…” on page 30. Because the bulleted items in this risk factor are either (1) repetitive of other risk factors, (2) now included in the new risk factor or (3) not significant risks, the Company has deleted this risk factor.

Current challenging conditions in the United States and global economy..., page 20

23. This risk factor appears to discuss two separate risks. Please revise.

Excel Response: This risk factor has been separated into two distinct risk factors in accordance with the Staff’s comment. Please see the revisions to the risk factors under the subheadings “Current challenging economic conditions facing us and our tenants …” and “The decrease in demand for retail space…” on page 22.

March 4, 2010

Future acts of terrorism or war or the risk of war may have a negative impact..., page 25

24. This risk factor is generic as it could apply to any company. Please revise to discuss the risk as it specifically applies to you.

Excel Response: Consistent with Item 503 of Regulation S-K, which instructs registrants not to present risks that could apply to any issuer or any offering, the Company has deleted this risk factor.

Forward-Looking Statements, page 44

25. Section 27A of the Securities Act specifically excludes from protection statements you make in connection with initial public offerings. If you wish to include forward-looking statement disclaimers you should include a statement that the Private Securities Litigation Reform Act of 1995 and Section 27A of the Securities Act do not protect any statements you make in connection with this offering. Alternatively, please delete these references.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. The Company has deleted the reference to Section 27A of the Securities Act under “Forward-Looking Statements” on page 46.

Use of Proceeds, page 45

26. If it is your intent to use offering proceeds to pay distributions, please state so here and elsewhere in the prospectus, as appropriate, including the cover page of the prospectus and the distribution section. In addition, please discuss the effect this would have on your funds available for investment and investors’ return.

Excel Response: The Company confirms that it does not intend to use offering proceeds to pay distributions.

Management’s Discussion and Analysis, page 54

Liquidity and Capital Resources, page 64

27. Please clarify whether or not you are in compliance with the debt-to-value ratios, which the loan extensions are subject to. Additionally, please quantify the amount of the cash requirements to exercise the options.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. Disclosure under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Liquidity and Capital Resources” on page 65 has been revised to clarify the conditions and costs of extending the loans. The Company has not obtained any recent appraisals on the properties secured by these loans. As such, the necessary debt-to-value ratios relating to the extensions cannot currently be calculated.

March 4, 2010

Commitments and Contingencies, page 65

28. Please include a footnote to the table on page 66 that it is your intent to take on debt and leverage your properties, if indeed this is the case. Include similar disclosure throughout the prospectus, where appropriate.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. Disclosure under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Commitments and Contingencies” on page 67 has been revised to include a footnote stating that “We may incur significant additional debt to finance future acquisition and development activities. In addition, we intend to have in place a revolving credit facility after the completion of this offering. Although we are not required to maintain any particular leverage ratio, we intend, when appropriate, to employ prudent amounts of leverage and to use debt as a means of providing additional funds for the acquisition of our target assets and the diversification of our portfolio. Our board of directors has adopted long-term guidelines of limiting our indebtedness to 40% of our gross undepreciated asset value.”

Quantitative and Qualitative Disclosure About Market Risk, page 68

29. Recognizing that you have not yet entered into the credit facility, to the extent you are able at this time, please include a discussion about the market risks associated with your entry into the credit facility.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. Disclosure under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Quantitative and Qualitative Disclosures About Market Risk” on page 69 has been revised to include a discussion that the Company may incur variable rate debt in the future, including borrowings under a revolving credit facility that it intends to have in place after the completion of the offering. The disclosure provides that “any increase in interest rates would increase our interest incurred with respect to our variable rate debt and would reduce our cash flows.”

Retail Industry Overview, page 69

30. We refer to the Characteristics of Target Shopping Centers chart and the “Examples” column and your disclosure on page 73 discussing prospective tenants. Please confirm for us that only existing tenants have been used as examples. It is inappropriate to include non-tenant examples as it suggests that such companies will become your tenants.

Excel Response: The Company believes that the inclusion of the examples in the chart on page 71 of the S-11/A is helpful to an investor’s understanding of the differences between neighborhood, community and power centers. The Company has revised the S-11 to include a footnote to the chart which states that the examples have been presented for illustrative purposes only and clarifies which retailers are tenants of the properties in the Company’s operating portfolio. The footnote also indicates that none of the other retailers cited in the chart are the Company’s current tenants and there can be no assurance that they will become the Company’s tenants in the future. The Company has also revised the disclosure under the caption “Retail Industry Overview — Current and Historical Trends” on page 74 to remove the references to specific tenants.

March 4, 2010

31. We note recent reports that indicate retail sales dropped significantly in 2009. Please balance your disclosure by including a discussion of recent retail sales data.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment to include disclosure regarding recent retail sales data on page 73 of the S-11/A. In addition, the Company will provide to the Staff on a supplemental basis marked copies of the relevant portions of the third-party materials supporting these statements.

32. Please define “Present Situation Index” and “Expectations Index,” as discussed on page 82.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. The Company has revised the disclosure on page 84 to include the definitions of “Present Situation Index” and “Expectation Index.” The “Present Situation Index” measures consumers’ assessment of ongoing business conditions and labor market conditions, and is a barometer of consumer spending. The “Expectation Index” measures consumers’ expectations of business conditions, labor-market conditions and income prospects over the following six months and also forecasts changes in economic growth.

33. Please define “effective rent”, as used on page 85 and elsewhere in the prospectus.

Excel Response: In response to the Staff’s comment, the Company has revised the disclosure on page 88 to include the definition of “effective rent.” “Effective rent” is defined as the average rent per square foot paid by tenants over the term of a lease.

Business and Properties, page 88

34. We note that you are actively negotiating to acquire additional properties and that you are currently in negotiations with potential tenants to develop Red Rock Commons. Please revise your disclosure here and elsewhere, as appropriate, to discuss the status of these negotiations. Please also disclose how you have calculated the “aggregate value in excess of $400 million.”

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. The Company has included disclosure regarding additional acquisition properties as discussed in the response to Comment 12 above. The Company has also provided disclosure on pages 1, 4, 91 and 93 to specify that since December 15, 2009, it has signed agreements contingent upon the completion of the offering to acquire eleven properties from its pipeline having an aggregate purchase price of approximately $163.8 million. The Company will continue to update its disclosure to reflect any additional properties that it agrees to acquire.

In addition, the Company is still evaluating its development plans for Red Rock Commons and there is no update regarding discussions with potential tenants at this time. The Company will update its disclosure regarding Red Rock Commons, as appropriate, in future amendments.

March 4, 2010

The “aggregate value in excess of $400 million” discussed in the Registration Statement represented the estimated aggregate purchase price of the properties under active negotiation in the Company’s pipeline as of December 15, 2009. The Company has revised and updated the disclosure on pages 1, 4, 91 and 93 regarding its pipeline to read “As of March 1, 2010, we were actively negotiating an additional eleven potential property acquisitions from our pipeline, which have an estimated aggregate purchase price of approximately $490 million and comprise approximately 3.2 million square feet of gross leasable area.” The $490 million amount represents the Company’s estimate of the aggregate purchase price it would be required to pay to acquire all of these properties based on the Company’s discussions with the sellers of such properties.

35. Please also provide more information about the potential property acquisitions being negotiated as of December 15, 2009. Additional information should include, but not be limited to, the number of properties, the types of properties, and the location of the properties.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. The Company has revised the disclosure on pages 1, 4, 91 and 93 to discuss the potential property acquisitions being negotiated as of March 1, 2010. The Company has included disclosure in the S-11/A describing the number of potential property acquisitions being actively negotiated in the pipeline, the aggregate purchase price of those properties, the aggregate gross leasable area at the properties, descriptions of the property types and the states where those properties are located.

36. We note that you anticipate using a revolving credit facility to finance future acquisitions. To the extent that the relevant terms of such facility is known prior to the effectiveness of your offering, please provide such terms including amounts available to you, interest, maturity date, collateral requirements (if any), and any other material terms.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. The Company has revised the disclosure under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operations— Liquidity and Capital Resources” on page 65 to include additional information regarding the status of the revolving credit facility. The Company is currently negotiating the terms of the revolving credit facility and, to the extent that the terms of the revolving credit facility are finalized prior to effectiveness, will disclose the materials terms of the facility in future amendments.

37. We note that Excel Trust will represent your senior management’s fifth U.S. publicly listed company focused on retail real estate. Please name all five companies. We note the disclosure on page 94 of Management History and Experience, but it is unclear to us from the disclosure to which companies you are referring.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. The senior management’s five publicly listed companies focused on retail real estate are: Excel

March 4, 2010

Realty Trust, Inc., New Plan Excel Realty Trust, Inc., Excel Legacy Corporation, Price Legacy Corporation and the registrant, Excel Trust, Inc. In addition, the Company has revised the disclosure under the caption “Business and Properties — Management History and Experience” on page 97 to clarify the companies to which the Company is referring. The Company has also included a cross reference to this section on pages 2 and 91 where it states that Excel Trust, Inc. will represent senior management’s fifth U.S. publicly listed company focused on retail real estate.

Management History and Experience, page 94

38. We refer to your disclosure that investors who purchased shares in Excel Realty Trust’s concurrent offering realized a total return of 119.8% from the time of their investment in 1993 through the merger with New Plan Realty Trust. Please tell us why you used the concurrent offering rather than the initial public offering, and the discount to the public offering price, if any, offered investors in the concurrent private offering.

Excel Response: The Company included return information that was calculated from the concurrent offering date because the concurrent offering was the first time that the common stock of Excel Realty Trust was offered and sold to investors as a standalone security listed on a national securities exchange. In the initial public offering of Excel Realty Trust, the company offered and sold units representing two shares of common stock and one warrant to purchase a share of common stock. Prior to the time of the concurrent offering, none of the units, common stock or warrants issued in the initial public offering were listed on a national securities exchange. The Company is able to present return information based on the initial public offering, and those returns (approximately 255.6%) are significantly higher than the returns generated from the date of the concurrent offering. The table below sets forth the total shareholder return information for Excel Realty Trust calculated from the initial public offering date:

		Date				Entry Price ($/Unit)		Exit Value ($/Sh)		Shareholder Total Returns(1)
Name	Ticker	Beg.		End
Excel Realty Trust	XEL	6/15/1989	(2)	9/28/1998	(2)	10.00	(3)	35.56	(4)	255.6%

(1)	Shareholder Total Returns does not assume reinvestment of dividends until the public listing and concurrent offering of Excel Realty Trust on August 5, 1993.
(2)	Beginning Date represents the date of the initial public offering of Excel Realty Trust units per the prospectus dated June 15, 1989. End Date represents the date of the closing of the merger with New Plan Realty Trust.
(3)	The June 15, 1989 prospectus offered units at $10.00, with each unit consisting of two shares of common stock and one warrant entitling the holder to purchase one share of common stock at $4.60 per share. If not exercised by June 30, 1992, each warrant automatically converted into one-fifth of one share of common stock.
(4)	Adjusted for the following: (a) conversion ratio of two and one-fifth shares of common stock for each unit of Excel Realty Trust, (b) a one for three reverse stock split in connection with the public listing and concurrent offering of Excel Realty Trust on August 5, 1993, (c) $2.93 of uninvested cash dividends paid from the time of the initial public offering through the public listing and concurrent offering of Excel Realty Trust, (d) a six for five stock split in connection with the merger between Excel Realty Trust and New Plan Realty Trust and (e) the fair value of Excel Legacy Corporation common stock ($2.39 per share) received in connection with the spin-off of Excel Legacy Corporation from Excel Realty Trust, as estimated at the time of the spin-off by the Excel Realty Trust board of directors.

March 4, 2010

In calculating the returns from the initial public offering date, the Company made significant assumptions, including with respect to the timing of the exercise of the warrants, which may have differed among the investors in the initial public offering, and the reinvestment of dividends. The above analysis assumes that the warrants were not exercised prior to June 30, 1992, and as such, converted automatically into one-fifth of a share of common stock on that date. Additionally, the analysis does not assume any reinvestment of dividends until Excel Realty Trust became listed on the New York Stock Exchange on August 5, 1993. Although the Company is able to present return information based on the initial public offering date, the Company believes that the presentation of return information from the first time that the common stock of Excel Realty Trust was offered as a standalone security listed on a national securities exchange provides investors with a clearer understanding of the returns that an investor that purchased one share of Excel Realty Trust common stock would have received through the merger with New Plan Realty Trust.

39. We note disclosure in this section and throughout the prospectus regarding management’s prior experience. If you choose to retain this performance information, please expand the disclosure to provide a more complete discussion of the performance of these entities. Explain the basis for any return and valuation discussions and calculations. In addition, please balance this disclosure with a discussion of any major adverse business developments.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. The Company notes that performance information in the S-11 has been provided in response to the requirements of Guide 5 as more fully discussed in the Company’s response to Comment 2. The Company has revised the disclosure under the caption “Business and Properties — Management History and Experience” on page 97 to provide a more complete discussion of the performance of these entities and has explained the basis of the shareholder total return calculations in greater detail. The Company has also provided additional disclosure under the captions “Prospectus Summary — Our Competitive Advantages” on page 3, “Business and Properties — Our Competitive Advantages” on page 93 and “— Management History and Experience” on page 97 with respect to challenges faced by the Company’s senior management team as a result of the effects of the severe industry downturn during the period following September 11, 2001. Disclosure regarding sales of certain properties at a loss and the fact that certain investors in the senior management team’s public companies may not have achieved a positive return on their investments has also been provided under the caption “— Management History and Experience” on page 97.

Shareholder Total Return, page 95

40. We refer to the chart included on page 95 and note that it appears to only include two public programs. Please provide comparable data on shareholder total returns for all five public companies with which Mr. Sabin has been affiliated.

Excel Response: The Company advises the Staff that the introductory sentence to the chart explains that shareholder total return information is provided only for the public companies for which Mr. Sabin served as Chairman and Chief Executive Officer. Mr. Sabin, through his position as Chairman and Chief Executive Officer, held ultimate decision making authority at these companies. The three public companies for which Mr. Sabin served in such capacity and for which the chart includes shareholder return information are Excel Realty Trust, Excel Legacy

March 4, 2010

Corporation and Price Legacy Corporation. As more fully discussed in the Company’s response to Comment 2, the Company has chosen to provide disclosure regarding the shareholder returns of Excel Legacy Corporation and Price Legacy Corporation on a combined basis over a continuous period of time because the Company believes that the continuity of the management team and assets of Excel Legacy Corporation following the merger with Price Enterprises to form Price Legacy Corporation provides investors with the most accurate and meaningful understanding of the senior management team’s experience and performance with these companies. Footnote 4 to the chart on page 99 of the S-11/A reflects this concept and states that “Information for Excel Legacy Corporation and Price Legacy Corporation is presented on a combined basis to reflect the continuity of Excel Legacy Corporation’s management and assets following the merger.” We respectfully refer the Staff to the Company’s response to Comment 2, which provides a detailed explanation of the Company’s rationale for this decision.

Also, as more fully discussed in the Company’s response to Comment 2, the Company believes that performance information, including shareholder return information, should be included in the prospectus when it can be appropriately tied and credited to the senior management team of a company. In the case of New Plan Excel Realty Trust, for which shareholder return information is not provided, Mr. Sabin and the senior management team did not control or possess ultimate decision making authority for that company. Mr. Sabin served as President of New Plan Excel Realty Trust, as opposed to Chairman and Chief Executive Officer, and the Company’s senior management team served as only part of the management team of that company. The Company does not believe that it would be appropriate to provide shareholder return information for New Plan Excel Realty Trust because Mr. Sabin was not the Chairman and Chief Executive Officer and the Company’s senior management team did not control or possess ultimate decision making authority for New Plan Excel Realty Trust, as was the case for the three public companies included in the chart.

Finally, shareholder return information has not been provided for the Company, which will be the fifth public company with which Mr. Sabin has been affiliated, because it has not yet acquired any properties and Mr. Sabin will be the sole shareholder until the completion of the offering to which the S-11/A relates.

Investment Process, page 96

41. We refer to your discussion of certain key positions within your investment team. Please identify the individuals who hold these positions as they appear to be significant employees and provide the disclosure required by Item 401(c) of Regulation S-K.

Excel Response: The Company acknowledges the Staff’s comment and respectfully submits that, with the exception of Mark Burton, none of the employees on the investment team discussed on page 101 perform policy-making functions or have authority over principal business functions that would make them significant employees under Item 401(c) of Regulation S-K. All of the members of the investment team report directly to Mark Burton, who is a member of our senior management team and is responsible for making recommendations regarding property acquisitions to our other executive officers and directors. The disclosure required by Item 401(c) of Regulation S-K has been disclosed for Mark Burton on page 122.

March 4, 2010

The descriptions of the other positions within the investment team and the experience of the persons currently holding such positions were disclosed to demonstrate to investors that an investment team has already been assembled and that the Company will not need to hire additional investment team members.

Operating Properties, page 98

42. If true, please clarify that Publix is the anchor tenant at Five Forks Place. Please also revise footnote 5 to clarify that the Dollar Tree Stores is not the anchor tenant at Newport Towne Center.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. The “Major Tenant” column in the tables on pages 8 and 103 has been updated to include an asterisk next to the name of each major tenant that is an anchor tenant. In addition, footnote 7 on pages 9 and 104 clarifies that Dollar Tree Stores is not the anchor tenant of Newport Towne Center.

Compensation Discussion and Analysis, page 114

Summary Compensation Table, page 115

43. We refer to your disclosure on page 116 and note that it appears certain of your executive officers will receive compensation in the form of payment of medical, long-term disability, and life insurance premiums. Please tell us why you have not included these payments in the “All Other Compensation” column of the Summary Compensation Table. Refer to Item 402(c)(ix) of Regulation S-K.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. The Company has added Footnote 3 to the Summary Compensation Table under the caption “Management — Compensation Discussion and Analysis” on page 126 which states “‘All Other Compensation’ will include the premiums for long-term disability insurance and life insurance to be paid by us on behalf of our named executive officers pursuant to the employment agreements. We have not yet established the insurance programs under which these benefits will be provided. Accordingly, we cannot quantify the amounts to be received by the named executive officers for these benefits at this time.”

2010 Equity Incentive Award Plan, page 117

44. Please clarify if awards under the plan will be subject to one standard vesting schedule or if vesting schedules will be determined on an award-by-award basis.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. Please see the revision in the S-11/A under the caption “Management — 2010 Equity Incentive Award Plan” on page 128, which provides that “The vesting schedules of such discretionary grants will be determined on an award-by-award basis.”

March 4, 2010

Performance Criteria, page 119

45. We note your disclosure that the compensation committee may determine awards based on comparisons to results of a peer group. Please tell us if you have identified a peer group at this time. If so, please disclose the companies that comprise this peer group.

Excel Response: The Company has not identified a peer group at this time. If a peer group is identified, the Company will update its disclosure, as appropriate, in future amendments.

46. We refer to your disclosure that executive officers will receive long-term incentive compensation based on certain performance measurements. Please disclose any targets that you may have established at this time.

Excel Response: The Company has not established any performance targets at this time. The Company will update its disclosure regarding performance targets, if established, in future amendments.

Material United States Federal Income Tax Considerations, page 151

Federal Income Tax Considerations for Holders of Our Common Stock, page 162

47. We reference the introductory sentence stating that the summary contains “certain” federal income tax consequences to your investors. Please delete the word “certain” as the summary should be of all material federal income tax consequences.

Excel Response: The Company has revised the S-11 in accordance with the Staff’s comment by deleting the word “certain” and replacing it with “the material” in the introductory sentence on page 173.

Signatures, page II-7

48. Please confirm for us that Mr. Sabin is currently the only member of your board of directors.

Excel Response: The Company confirms that Mr. Sabin is currently the only member of its board of directors. As described on pages 121, 122 and 123 under the caption “Management — Executive Officers and Directors,” Messrs. Plumb, Burton, Blakley, East and Parsons have each agreed to become directors of the Company upon completion of the offering.

Exhibit Index

49. Please be advised that we must review all remaining exhibits that you have indicated will be filed by amendment before the registration statement is declared effective, and we may have additional comments.

Excel Response: The Company acknowledges the Staff’s comment and is working to finalize the remaining exhibits, which will be filed with a subsequent amendment.

March 4, 2010

50. We note from your disclosure on page 115 that you intend to enter into employment agreements with individuals in addition to Mr. Sabin. Please file any additional employment agreements that you enter into.

Excel Response: The Company is in the process of analyzing its compensation, and will update its disclosure in subsequent amendments to identify individuals with whom the Company intends to enter into employment agreements. These employment agreements will be filed at that time.

Financial Statements

Unaudited Pro Forma Condensed Combined Balance Sheet, page F-3

51. Please clarify how the issuance of OP units and common stock to non-controlling interest principals in exchange for their ownership interests in the predecessor entities results in an adjustment to other liabilities.

Excel Response: The S-11 has been revised in accordance with the Staff’s comment. The Company has revised the spacing on page F-3 of the S-11/A to clarify that the adjustment is to the line item “Due to owner.”

52. We note that you have accounted for the properties acquired in the formation transactions at their historical cost balance in the predecessor’s financial statements. Please tell us why you have not accounted for these acquisitions at fair value. Refer to ASC 805-10.

Excel Response: As indicated in footnote 1 to the Excel Trust, Inc Predecessor historical financial statements, the formation properties are controlled by Mr. Sabin, with ownership of the individual properties ranging from 62.5% to 100%. As such, these properties are considered to be under common control. ASC 805-10-15 indicates that combinations between entities under common control do not meet the requirements to be accounted for as business combinations under the acquisition method. In accordance with ASC 805-50, entities under common control should be accounted for using historical cost.

Unaudited Pro Forma Condensed Combined Statement of Operations, page F-4

53. Please explain to us why you have not included per-share data on this statement or the statement on page F-5.

Excel Response: The Company has not included per-share data as the total number of shares to be issued has not yet been determined. The Company will include per-share data once it can estimate the number of shares to be issued.

Summary of Significant Accounting Policies, page F-15

54. Please tell us whether or not the Newport Towne Center was tested for impairment during the nine months ended September 30, 2009. If not, please tell us how you determined the significant drop in occupancy at the property was not a triggering event?

March 4, 2010

Excel Response: The significant drop in occupancy at Newport Towne Center resulted from a single tenant vacating its space at the property due to bankruptcy. Because of this vacancy, the property was tested for impairment during the nine months ended September 30, 2009 and during the twelve months ended December 31, 2009. At the time of testing for impairment, the Company had a letter of intent with a prospective tenant to lease the space (this prospective tenant, Stage Stores Inc., subsequently executed a lease for the space in March 2010), as well as an additional prospective tenant. Based on a cash flow analysis, which assumed the inclusion of the prospective tenant, the Company determined that Newport Towne Center was not impaired. The Company also tested for impairment in the event these prospective tenants did not occupy the space. Based on a cash flow analysis using an estimated lease-up period and market rents, the Company also determined that Newport Towne Center was not impaired during the nine months ended September 30, 2009 and during the twelve months ended December 31, 2009.

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March 4, 2010

Please direct any questions or comments regarding the foregoing to the undersigned at (858) 523-5407. Thank you in advance for your cooperation in connection with this matter.

Very truly yours,

/s/ Craig M. Garner
Craig M. Garner of LATHAM & WATKINS LLP

Enclosures

cc:	Kristina Aberg, Securities and Exchange Commission
William Demarest, Securities and Exchange Commission
Eric McPhee, Securities and Exchange Commission
Gary B. Sabin, Excel Trust, Inc.
Jay L. Bernstein, Esq., Clifford Chance US LLP
Andrew S. Epstein, Esq., Clifford Chance US LLP
Jeffrey D. Egertson, Deloitte & Touche LLP